 Filed with the Securities and Exchange Commission on February 8, 2008

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 30	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31	☒

(Check appropriate box or boxes.)
KINETICS MUTUAL FUNDS, INC.
 (Exact Name of Registrant as Specified in Charter)

16 New Broadway,
Sleepy Hollow, New York 10591
(Address and Zip Code of Principal Executive Offices)

(800) 930-3828
Registrant's Telephone Number, including Area Code

Leonid Polyakov
16 New Broadway,
Sleepy Hollow, New York 10591
 (Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

Shares of Common Stock
(Title of Securities Being Registered)

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No Load Class

February 8, 2008	Prospectus	www.kineticsfunds.com

The Multi-Disciplinary Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	2

The Multi-Disciplinary Fund	3

Performance Of The Fund	5

Fees And Expenses Of The Fund	6

Additional Strategies And Risks Of Investing In The Fund	7

Portfolio Holdings Information	10

Management Of The Fund And The Portfolio	11

Valuation Of Fund Shares	12

How To Purchase Shares	13

How To Redeem Shares	15

Exchange Privilege	17

Distributions And Taxes	18

Distribution Of Shares	20

Unique Characteristics Of Master/Feeder Fund Structure	21

Counsel And Independent Registered Public Accounting Firm	21

Financial Highlights	21

No Load Class

Kinetics Mutual Funds, Inc.

This Prospectus discusses the No Load Class of The Multi-Disciplinary Fund (the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series, the Multi-Disciplinary Portfolio (the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.

Minimum Initial Investment
$2,500

February 8, 2008

OVERVIEW

The Multi-Disciplinary Fund (the “Fund”) is a non-diversified fund that seeks to provide investors with consistent returns by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Portfolio”).  The Portfolio utilizes a two-part investment strategy.  The first component of the Portfolio is primarily a fixed-income portfolio.  The second component of the Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Portfolio holding equity securities.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Fund may be appropriate for investors who:

·	are comfortable with the risks described herein;

·	have financial goals that are five or more years in the future;

·	are not concerned primarily with principal stability.

2

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is total return.

Principal Investment Strategies
The Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Portfolio consists of income earned on the Fund’s investment, plus capital appreciation, if any. The investment objective of the Fund is non-fundamental which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Portfolio may invest in fixed-income securities.  Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Bonds held by the Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Portfolio may invest up to 90% of its net assets in selling equity put options.  The Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity call, bond call, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Portfolio’s positions in derivatives, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Portfolio.  The Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Portfolio has written.

3

The Portfolio may hold equity securities in limited circumstances.  For example, if put options are exercised against the Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Portfolio securities.

The Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. To the extent that the Portfolio engages in a temporary defensive strategy, the Portfolio and, therefore, the Fund, may not achieve its investment objective.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund.  The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of Investment
The Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Fund and indirectly the Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Fund, Portfolio and your investment.

·
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

·
Derivatives Risks:  The Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Portfolio.  To the extent the Portfolio segregates assets to cover derivatives positions, the Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Portfolio properly in a manner consistent with its stated investment.

·
Option Transaction Risks:Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

4

·
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

·
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

·
Security Selection Risks: The Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Portfolio’s and, therefore, the Fund’s, investment objective.

·
Liquidity Risks: The Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

·
Foreign Securities and Emerging Country Risks: The Portfolio may invest in U.S. dollar-denominated foreign debt securities through American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”).  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.  The risks of foreign investment are heightened when the issuer is located in an emerging country.

·
Non-Diversification Risks: As a non-diversified investment company, more of the Portfolio’s assets may be concentrated in the debt securities of any single issuer, which makes the Portfolio more susceptible to financial, economic or market events impacting such issuer.

·
New Fund Risks:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Fund be liquidated.

·
Management Risk:  There is no guarantee that the Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Fund, nor can they assure you that the market value of your investment will not decline.

Performance of the Fund

Because the Fund has not yet commenced operations, there is no performance information for the Fund.

5

Fees and Expenses of the Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (7)	1.25%
Total Annual Fund Operating Expenses(7) (8)	2.50%

(1)	This fee table and the example below reflect the aggregate expenses of the Fund and the Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them.  If this fee is imposed it would raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Fund reflect the proportionate share of fees allocated to the Fund from the Portfolio for investment advisory services.
(7)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
(8)
The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.49%.  These waivers and reimbursements may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the No Load Class of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the No Load Class of the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

	1 Year	3 Years
No Load Class	$253	$779

6

Additional Strategies and Risks of Investing in the Fund

The principal risks of investing in the Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks.  The value of fixed-income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

7

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Funds’ limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the Investment Company Act of 1940 (the “1940 Act”) and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

8

The Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise.  Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the Portfolio’s ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund from investing in the Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.  The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or  lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

9

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3 % of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification
The Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) the top fifteen portfolio holdings of the Portfolio and their percentage of the portfolio holdings, and (b) the top five performing and bottom five performing portfolio holdings of the Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.   This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

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Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets at December 31, 2007.  The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio will be available in the Company’s annual report to shareholders for the period ending December 31, 2007.

Kinetics, as the Investment Adviser to the Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Committee
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment committee.  The following persons are members of the committee:  Murray Stahl and Paul Berman.

The lead portfolio manager for the Multi-Disciplinary Portfolio committee is Mr. Stahl.  He is responsible for the Portfolio’s day-to-day management.  Since 1994, Mr. Stahl has held the position Chairman and  Chief Investment Officer of Horizon, and Co-Portfolio Manager for the Kinetics Paradigm Fund, Small Cap Opportunities Fund, and Market Opportunities Fund, U.S. mutual funds managed by Kinetics Asset Management, Inc.  Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets.  As the senior fund manager, he directed the investments of three of the bank’s Common Trust Funds, the Special Opportunity, Utility and Tangible Assets Funds.  Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank and was deeply involved in new product development.

Paul A. Berman is also responsible for the Portfolio’s day-to-day management.  Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management.  In addition to being a Portfolio Manager at Kinetics, Mr. Berman has been a Portfolio Manager at Horizon since July 2006.  Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.  From 1997 to 2002, Mr. Berman was a senior managing director for Bear, Stearns & Co., Inc.  Mr. Berman graduated magna cum laude with a B.S. degree from Babson College in 1983 and received an MBA from Wharton School, University of Pennsylvania in 1988.  Mr. Berman has also earned the Chartered Financial Analyst (CFA) designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

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Valuation of Fund Shares

Shares of the Fund’s No Load Class are sold at  NAV per share, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and in generally the same manner (i.e., assets - liabilities / # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Board of Trustees.

The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

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Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
No Load Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until the completed New Account Application Form is received by the Fund or its transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP each purchase must be in an amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Fund’s transfer agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

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Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Multi-Disciplinary Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted.  You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address.  Upon receipt of your completed New Account Application Form, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.

Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:	U.S. Bank N.A.
·	ABA Number:	075000022
·	Credit:	U.S. Bancorp Fund Services, LLC
·	Account:	112-952-137
·	Further Credit:	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

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How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

·	If ownership has changed on your account;

·	When redemption proceeds are sent to any person, address or bank account not on record;

·	Written requests to wire redemption proceeds (if not previously authorized on the account);

·	When establishing or modifying certain services on an account; and

·	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Fund’s transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in "good order" must:

·	indicate the name of the Fund;

·	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

·	specify the number of shares or dollar amount to be redeemed; and

·	indicate your account registration number.

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Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

·	your Fund account number;

·	the name in which your account is registered;

·	the social security or tax identification number under which the account is registered; and

·	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be cancelled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of shares held for less than 30 days.  These fees will be paid to the Fund to help offset any potential transaction costs.

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The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your New Account Application Form as part of the Fund’s Anti-Money Laundering Program.  As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund’s transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in the Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another.  Therefore, an exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.

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Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where noted, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Fund’s distributions will be taxable to you as ordinary income.

Distributions attributable to the net capital gain of the Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

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Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

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U.S. Tax Treatment of Foreign Shareholders
Fund distributions to nonresident aliens, foreign corporations and other foreign investors will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fund is provided in the Statement of Additional Information.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s and/or its affiliates’ own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

20

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS also acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

21

Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated February 8, 2008
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  As of the date of this Prospectus, there are no shareholder reports available as the Fund recently commenced operations.

To receive any of these documents or the  Fund’s Prospectus, free of charge, to request additional information about   the Company  or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the  Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

22

Institutional Class

February 8, 2008	Prospectus	www.kineticsfunds.com

The Multi-Disciplinary Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class

Overview	2

The Multi-Disciplinary Fund	3

Performance of the Fund	5

Fees and Expenses of the Fund	6

Additional Strategies and Risks of Investing in the Fund	7

Portfolio Holdings Information	11

Management of the Fund and the Portfolio	11

Valuation of Fund Shares	12

How to Purchase Shares	13

How to Redeem Shares	15

Exchange Privilege	17

Distributions and Taxes	18

Distribution of Shares	20

Unique Characteristics of Master/Feeder Fund Structure	21

Counsel and Independent Registered Public Accounting Firm	22

Financial Highlights	22

Institutional Class

Kinetics Mutual Funds, Inc.
This Prospectus discusses the Institutional Class of The Multi-Disciplinary Fund (the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series, the Multi-Disciplinary Portfolio (the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$1,000,000
February 8, 2008

OVERVIEW

The Multi-Disciplinary Fund (the “Fund”) is a non-diversified fund that seeks to provide investors with consistent returns by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Portfolio”).  The Portfolio utilizes a two-part investment strategy.  The first component of the Portfolio is primarily a fixed-income portfolio.  The second component of the Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Portfolio holding equity securities.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Fund may be appropriate for investors who:

·	are comfortable with the risks described herein;

·	have financial goals that are five or more years in the future;

·	are not concerned primarily with principal stability.

2

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is total return.

Principal Investment Strategies
The Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Portfolio consists of income earned on the Fund’s investment, plus capital appreciation, if any. The investment objective of the Fund is non-fundamental which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Portfolio may invest in fixed-income securities. Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Bonds held by the Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Portfolio may invest up to 90% of its net assets in selling equity put options.  The Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity call, bond call, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Portfolio’s positions in derivatives, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Portfolio.  The Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Portfolio has written.

3

The Portfolio may hold equity securities in limited circumstances.  For example, if put options are exercised against the Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Portfolio securities.

The Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. To the extent that the Portfolio engages in a temporary defensive strategy, the Portfolio and therefore, the Fund, may not achieve its investment objective.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund.  The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of Investment
The Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Fund and indirectly the Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Fund, Portfolio and your investment.

·
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

·
Derivatives Risks:  The Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Portfolio.  To the extent the Portfolio segregates assets to cover derivatives positions, the Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Portfolio properly in a manner consistent with its stated investment.

4

·
Option Transaction Risks:  Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

·
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

·
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

·
Security Selection Risks: The Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Portfolio’s and therefore, the Fund’s, investment objective.

·
Liquidity Risks: The Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

·
Foreign Securities and Emerging Country Risks: The Portfolio may invest in U.S. dollar-denominated foreign debt securities through American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”).  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.  The risks of foreign investment are heightened when the issuer is located in an emerging country.

·
Non-Diversification Risks: As a non-diversified investment company, more of the Portfolio’s assets may be concentrated in the debt securities of any single issuer, which makes the Portfolio more susceptible to financial, economic or market events impacting such issuer.

·
New Fund Risks:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Fund be liquidated.

·
Management Risk:  There is no guarantee that the Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Fund, nor can they assure you that the market value of your investment will not decline.

Performance of the Fund

Because the Fund has not yet commenced operations, there is no performance information for the Fund.

5

Fees and Expenses of the Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	1.20%
Total Annual Fund Operating Expenses(7) (8)	2.45%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses (7) (8) (9)	2.30%

(1)	This fee table and the example below reflect the aggregate expenses of the Fund and the Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Fund reflect the proportionate share of fees allocated to the Fund from the Portfolio for investment advisory services.
(7)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
(8)
The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until May 1, 2008.

(9)
The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.29%. These waivers and reimbursements may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

6

	1 Year	3 Years
Institutional Class	$233	$749

Additional Strategies and Risks of Investing in the Fund

The principal risks of investing in the Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks.  The value of fixed-income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

7

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Funds’ limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the Investment Company Act of 1940, as amended, (the “1940 Act”) and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

8

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

The Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise.  Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the Portfolio’s ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund from investing in the Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.  The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

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Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or  lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3 % of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification
The Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828.  In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) the top fifteen portfolio holdings of the Portfolio and their percentage of the portfolio holdings, and (b) the top five performing and bottom five performing portfolio holdings of the Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.   This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets at December 31, 2007.  The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio will be available in the Company’s annual report to shareholders for the period ending December 31, 2007.

Kinetics, as the Investment Adviser to the Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Committee
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment committee.  The following persons are members of the committee:  Murray Stahl and Paul Berman.

The lead portfolio manager for the Multi-Disciplinary Portfolio committee is Mr. Stahl.  He is responsible for the Portfolio’s day-to-day management.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon, and Co-Portfolio Manager for the Kinetics Paradigm Fund, Small Cap Opportunities Fund, and Market Opportunities Fund, U.S. mutual funds managed by Kinetics Asset Management, Inc.  Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets.  As the senior fund manager, he directed the investments of three of the bank’s Common Trust Funds, the Special Opportunity, Utility and Tangible Assets Funds.  Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank and was deeply involved in new product development.

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Paul A. Berman is also responsible for the Portfolio’s day-to-day management.  Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management.  In addition to being a Portfolio Manager at Kinetics, Mr. Berman has been a Portfolio Manager at Horizon since July 2006.  Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.  From 1997 to 2002, Mr. Berman was a senior managing director for Bear, Stearns & Co., Inc.  Mr. Berman graduated magna cum laude with a B.S. degree from Babson College in 1983 and received an MBA from Wharton School, University of Pennsylvania in 1988.  Mr. Berman has also earned the Chartered Financial Analyst (CFA) designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s Institutional Class are sold at NAV per share, which is determined by the Fund as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and in generally the same manner (i.e., assets - liabilities / # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  [If there is no sales price, a security is valued at the last reported bid price.]  Securities listed on the Nasdaq Stock Market Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Board of Trustees..

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The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Institutional Class shares of the Fund are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the Fund’s transfer agent.  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received.  The minimum initial investment is $1,000,000.  The minimum subsequent investment for all types of accounts is $100,000.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund’s best interest to do so.  A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application Form is received by the Funds or their transfer agent.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100,000.  You may not make your initial purchase of the Fund’s shares by telephone.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Multi-Disciplinary Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted.  You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address.  Upon receipt of your completed New Account Application Form, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Funds’ transfer agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

·	If ownership has changed on your account;

·	When redemption proceeds are sent to any person, address or bank account not on record;

·	Written requests to wire redemption proceeds (if not previously authorized on the account);

·	When establishing or modifying certain services on an account; and

·	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Fund’s transfer agent at:

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Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

·	indicate the name of the Fund;

·	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

·	specify the number of shares or dollar amount to be redeemed; and

·	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

·	your Fund account number;

·	the name in which your account is registered;

·	the social security or tax identification number under which the account is registered; and

·	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be cancelled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $10,000.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $100,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of shares held for less than 30 days.  These fees will be paid to the Fund to help offset any potential transaction costs.

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The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.  The redemption fee will also not be assessed to Institutional Class shares of the Funds held in an omnibus account by a financial intermediary that are redeemed for rebalancing under an asset allocation model.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your New Account Application Form as part of the Fund’s Anti-Money Laundering Program.  As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund’s transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/ documentation is not received.

Exchange Privilege

You can exchange your Institutional Class shares in the Fund for Institutional Class shares of any other fund offered by the Company and for shares of the Kinetics Government Money Market Fund.  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another.  Therefore, an exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.   Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

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Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United Statestax considerations relevant under current law, which may be subject to change in the future.  Except where noted, the summary assumes you are a U.S.citizen or resident or otherwise subject to U.S.federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Fund’s distributions will be taxable to you as ordinary income.

Distributions attributable to the net capital gain of the Fund, if any,will be taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

18

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

19

U.S.Tax Treatment of Foreign Shareholders

Fund distributions to nonresident aliens, foreign corporations and other foreign investors will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S.government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fundis provided in the Statement of Additional Information.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents

The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class.  The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2008.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

20

Arrangements with Certain Financial Institutions

The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s and/or its affiliates’ own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

21

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

22

Kinetics Mutual Funds, Inc.

The Multi-Disciplinary Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated February 8, 2008
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  As of the date of this Prospectus, there are no shareholder reports available as the Fund recently commenced operations.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about   the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

Advisor Classes

February 8, 2008	Prospectus	www.kineticsfunds.com

The Multi-Disciplinary Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Advisor Classes

Overview	2

The Multi-Disciplinary Fund	3

Performance of the Fund	5

Fees and Expenses of the Fund	6

Additional Strategies and Risks of Investing in the Fund	7

Portfolio Holdings Information	11

Management of the Fund and the Portfolio	11

Valuation of Fund Shares	12

How to Purchase Shares	13

How to Redeem Shares	15

Exchange Privilege	18

Distributions and Taxes	18

Distribution of Shares	20

Description of Advisor Classes	21

Unique Characteristics of Master/Feeder Fund Structure	23

Counsel and Independent Registered Public Accounting Firm	24

Financial Highlights	24

Advisor Classes

Kinetics Mutual Funds, Inc.
This Prospectus discusses the Advisor Classes of The Multi-Disciplinary Fund (the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series, the Multi-Disciplinary Portfolio (the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
February 8, 2008

OVERVIEW

The Multi-Disciplinary Fund (the “Fund”) is a non-diversified fund that seeks to provide investors with consistent returns by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Portfolio”).  The Portfolio utilizes a two-part investment strategy.  The first component of the Portfolio is primarily a fixed-income portfolio.  The second component of the Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Portfolio holding equity securities.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Fund may be appropriate for investors who:

·	are comfortable with the risks described herein;

·	have financial goals that are five or more years in the future;

·	are not concerned primarily with principal stability.

2

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is total return.

Principal Investment Strategies
The Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Portfolio consists of income earned on the Fund’s investment, plus capital appreciation, if any. The investment objective of the Fund is non-fundamental which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Portfolio may invest in fixed-income securities. Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Bonds held by the Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Portfolio may invest up to 90% of its net assets in selling equity put options.  The Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity call, bond call, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Portfolio’s positions in derivatives, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Portfolio.  The Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Portfolio has written.

3

The Portfolio may hold equity securities in limited circumstances.  For example, if put options are exercised against the Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Portfolio securities.

The Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. To the extent that the Portfolio engages in a temporary defensive strategy, the Portfolio and, therefore, the Fund, may not achieve its investment objective.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund.  The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of Investment
The Portfolio’s investments, including debt securities, have inherent risks that could cause you to lose money.  The principal risks of investing in the Fund and indirectly the Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Fund, Portfolio and your investment.

·
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

·
Derivatives Risks:  The Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Portfolio.  To the extent the Portfolio segregates assets to cover derivatives positions, the Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Portfolio properly in a manner consistent with its stated investment.

4

·
Option Transaction Risks: Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

·
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

·
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

·
Security Selection Risks: The Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Portfolio’s and, therefore, the Fund’s, investment objective.

·
Liquidity Risks: The Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

·
Foreign Securities and Emerging Country Risks: The Portfolio may invest in U.S. dollar-denominated foreign debt securities through American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”).  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.  The risks of foreign investment are heightened when the issuer is located in an emerging country.

·
Non-Diversification Risks: As a non-diversified investment company, more of the Portfolio’s assets may be concentrated in the debt securities of any single issuer, which makes the Portfolio more susceptible to financial, economic or market events impacting such issuer.

·
New Fund Risks:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Fund be liquidated.

·
Management Risk:  There is no guarantee that the Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Fund, nor can they assure you that the market value of your investment will not decline.

Performance of the Fund

Because the Fund has not yet commenced operations, there is no performance information for the Fund.

5

Fees and Expenses of the Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%	0.75%
Other Expenses (8)	1.25%	1.25%
Total Annual Fund Operating Expenses(8) (9)	3.00%	3.25%

(1)	This fee table and the example below reflect the aggregate expenses of the Fund and the Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Fund reflect the proportionate share of fees allocated to the Fund from the Portfolio for investment advisory services.
(7)
Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. Currently, payments under the Plan for the Advisor Class A shares are limited to 0.25%. Under the Distribution Plan for the Advisor Class C shares, the Advisor Class C shares may pay as compensation up to an annual rate of 0.75% of the average daily net asset value of Advisor Class C shares to the distributor.

(8)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
(9)
The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74% and 2.24% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

	1 Year	3 Years
Advisor Class A	$861	$1,449
Advisor Class C	$328	$1,001

6

Additional Strategies and Risks of Investing in the Fund

The principal risks of investing in the Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

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In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Funds’ limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the Investment Company Act of 1940, as amended (the “1940 Act”) and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.   To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

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The Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise.  Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the Portfolio’s ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund from investing in the Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.  The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

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Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or  lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3 % of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification
The Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828.  In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) the top fifteen portfolio holdings of the Portfolio and their percentage of the portfolio holdings, and (b) the top five performing and bottom five performing portfolio holdings of the Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.   This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets at December 31, 2007.  The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio will be available in the Company’s annual report to shareholders for the period ending December 31, 2007.

Kinetics, as the Investment Adviser to the Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Committee
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment committee.  The following persons are members of the committee:  Murray Stahl and Paul Berman.

The lead portfolio manager for the Multi-Disciplinary Portfolio committee is Mr. Stahl.  He is responsible for the Portfolio’s day-to-day management.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon, and Co-Portfolio Manager for the Kinetics Paradigm Fund, Small Cap Opportunities Fund, and Market Opportunities Fund, U.S. mutual funds managed by Kinetics Asset Management, Inc.  Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets.  As the senior fund manager, he directed the investments of three of the bank’s Common Trust Funds, the Special Opportunity, Utility and Tangible Assets Funds.  Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank and was deeply involved in new product development.

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Paul A. Berman is also responsible for the Portfolio’s day-to-day management.  Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management.  In addition to being a Portfolio Manager at Kinetics, Mr. Berman has been a Portfolio Manager at Horizon since July 2006.  Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.  From 1997 to 2002, Mr. Berman was a senior managing director for Bear, Stearns & Co., Inc.  Mr. Berman graduated magna cum laude with a B.S. degree from Babson College in 1983 and received an MBA from Wharton School, University of Pennsylvania in 1988.  Mr. Berman has also earned the Chartered Financial Analyst (CFA) designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s Advisor Class A and Advisor Class C are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”).  The NAV is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and in generally the same manner (i.e., assets - liabilities / # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  [If there is no sales price, a security is valued at the last reported bid price.]  Securities listed on the Nasdaq Stock Market Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Board of Trustees..

The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

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Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Advisor Class A and Advisor Class C shares of the Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until the completed New Account Application Form is received by the Fund or its transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

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Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP each purchase must be in an amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Fund’s transfer agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent five days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Multi-Disciplinary Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted.  You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address.  Upon receipt of your completed New Account Application Form, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.

Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:	U.S. Bank N.A.
· ABA Number:	075000022
· Credit:	U.S. Bancorp Fund Services, LLC
· Account:	112-952-137
· Further Credit:	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

·	If ownership has changed on your account;

·	When redemption proceeds are sent to any person, address or bank account not on record;

·	Written requests to wire redemption proceeds (if not previously authorized on the account);

·	When establishing or modifying certain services on an account; and

·	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

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Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Fund’s transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Multi-Disciplinary Fund	The Multi-Disciplinary Fund
c/o U.S Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

·	indicate the name of the Fund;

·	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

·	specify the number of shares or dollar amount to be redeemed; and

·	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

·	your Fund account number;

·	the name in which your account is registered;

·	the social security or tax identification number under which the account is registered; and

·	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be cancelled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

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The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  Advisor Class A and Advisor Class C shares of the Fund assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days.  These fees will be paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

17

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your New Account Application Form as part of the Fund’s Anti-Money Laundering Program.  As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund’s transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/ documentation is not received.

Exchange Privilege

You can exchange your shares in the Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Therefore, an exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.

Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

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If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where noted, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Fund’s distributions will be taxable to you as ordinary income.

Distributions attributable to the net capital gain of the Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales or Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans
One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
Fund distributions to nonresident aliens, foreign corporations and other foreign investors will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fund is provided in the Statement of Additional Information.

Distribution of Shares

Rule 12b-1 Plans
The Fund has adopted a Retail Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively.  Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipient under the Plan.  Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents

The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions

The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s and/or its affiliates’ own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder service fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers shares of the Advisor Class A and Advisor Class C shares of the Fund.  The Fund’s Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Fund’s shareholders.  You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

The Fund also offers a No Load Class and an Institutional Class of shares through separate prospectuses.  The No Load Class and Institutional Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs.  With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of the Fund.

21

If you purchase Advisor Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

·	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

·	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

·	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

·	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

·	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

·	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

·	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

·	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances.  Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

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Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund).  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund you can aggregate your accounts as well as the accounts of your immediate family members under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs.  Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of the Fund, you will pay the NAV next determined after your order is received.  There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Fund’s SAI.  The Fund also provides information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

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The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

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Kinetics Mutual Funds, Inc.

The Multi-Disciplinary Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated February 8, 2008
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  As of the date of this Prospectus, there are no shareholder reports available as the Fund recently commenced operations.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about   the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the  Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

25

No Load, Institutional and Advisor Classes

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

February 8, 2008

The Multi-Disciplinary Fund

The Multi-Disciplinary Fund (the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure.  Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series, the Multi-Disciplinary Portfolio (the “Portfolio”), of Kinetics Portfolio Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with an investment objective, strategies and policies that are substantially identical to those of the Fund.

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolio.  This SAI is not a Prospectus and should be read in conjunction with the Fund’s current No Load Class Prospectus, Institutional Class Prospectus or Advisor Class Prospectus, each dated February 8, 2008, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Prospectuses, please write or call the Fund at the address or telephone number below.  To obtain a copy of the Prospectus and SAI of the Portfolio dated February 8, 2008, that provide general information about the Portfolio and are incorporated herein by reference, please write or call the Portfolio at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

General Information about Kinetics Mutual Funds, Inc.	3
Description of the Fund	4
Investment Restrictions	5
Investment Policies and Associated Risks	6
Temporary Investments	13
Portfolio Turnover	13
Management of the Fund and the Portfolio	14
Control Persons and Principal Holders of Securities	19
Proxy Voting Policies	20
Investment Adviser	20
Shareholder Servicing	22
Administrative Services	23
Distributor	23
Distribution Plans	23
Custodian	24
Codes of Ethics	24
Valuation of Shares	24
Portfolio Holdings Information	26
Purchasing Shares	27
Redemption of Shares	30
Brokerage	31
Taxes	33
Independent Registered Public Accounting Firm	34
Appendix A	A-1
Appendix B	B-1

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series, including the Fund, all of which are open-end investment companies.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series, including the Portfolio, all of which are open-end investment companies.  The Fund and Portfolio are set up in a master/feeder fund structure whereby the Fund is a “feeder” fund that invests all of its investable assets in the “master” Portfolio.  The principal business office for the Company and the Trust is located at 16 New Broadway, Sleepy Hollow, New York 10591.

General Information about the Investment Adviser

Kinetics Asset Management, Inc. (“Kinetics” or “Adviser” or “Investment Adviser”) is a New York corporation that serves as the investment adviser to the Multi-Disciplinary Portfolio.  Founded in 1996, the Adviser provides investment advisory services to the Trust, a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets at December 31, 2007.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Fund.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolio.  All shares issued are fully paid and non-assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consist of nine series.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A, and Advisor Class C.  Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc., (“KFD or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A and C shares of the Fund and constitute the only expenses allocated on a Class by Class basis.

Rights of Each Share Class

Each share of common stock of the Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of the Fund generally have equal voting rights.  However, matters affecting one particular Class of shares can be voted on only by shareholders in that Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities using the strategies described in the Prospectus.  Accordingly, a shareholder’s interest in the Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio.  Such differences in return are also present in other mutual fund structures.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund may be managed as part of a larger pool of assets.  Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers.

Certain changes in the Portfolio’s objective, policies and/or restrictions may require the Company to withdraw the Fund’s interest in the Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of the Fund from the Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.  A fund with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and the Fund will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Fund

The Multi-Disciplinary Fund’s investment objective is to seek total return consistent with capital preservation.  This investment objective is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.

The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio.  The Portfolio utilizes a two-part investment strategy.  The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Bonds held by the Portfolio generally are senior secured or senior unsecured and have a duration of 0-5 years; however, there is no limit as to the maturities or credit ratings associated with such bonds.  The Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.  Under normal circumstances, the Portfolio will invest at least 65% of its investable assets in the Portfolio’s fixed-income securities and derivatives.

The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies that are targeted for various option strategies undergo a fundamental analysis by the Investment Adviser to understand such business as completely as possible.

There is no limit on the amount of assets the Portfolio may invest in fixed-income securities. The Portfolio may invest up to 90% of its net assets in selling equity put options.  The Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity call, bond call, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Portfolio’s positions in derivatives, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.  The Portfolio may invest in other derivatives, including credit default swaps, U.S. Treasury note futures, equity call, bond call and bond put options.

Under normal circumstances, the Portfolio will not invest in equity securities directly.  However, the Investment Adviser has discretion to determine the proportion of the Portfolio that will be invested in fixed-income securities at any given time depending on the Investment Adviser’s perception of existing and anticipated market and economic conditions.

The Fund is classified as a non-diversified investment company.  The Fund should not be used as a trading vehicle.

Investment Restrictions

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions.  The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund’s outstanding voting securities.  The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1.	The Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	The Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
The Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except as permitted by the 1940 Act.

4.
The Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 25% of the Fund’s/Portfolio’s total assets would be invested in the securities of such industries.

5.	The Fund/Portfolio will not issue senior securities.

6.
The Fund/Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund/Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

7.
With respect to 50% of its total assets, the Fund/ Portfolio will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

Non-Fundamental Investment Limitations

The following is a non-fundamental operating policy of the Fund and the Portfolio that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

1.
The Fund/Portfolio will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

Investment Policies and Associated Risks

The Fund’s and Portfolio’s investment policies and risks are substantially identical.  The following paragraphs provide a more detailed description of the Fund’s and Portfolio’s investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to the Fund and the Portfolio.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolio may invest all of its assets in convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolio may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolio may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by a Fund will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Depositary Receipts

The Portfolio may invest in ADRs and other forms of depositary receipts, such as IDRs.  Depository receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRS are traded in the United States and the prices of ADRs are quoted in U.S. dollars. Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect the Portfolio to the extent that it is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may ultimately be available for distribution to the Portfolio’s and Fund’s shareholders.

When-Issued and Delayed Delivery Transactions

The Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Portfolio to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  The Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation for such transactions of more than 20% of the total value of its assets.

Restricted and Illiquid Securities

The Portfolio may invest in a limited amount of restricted securities.  Restricted securities are any securities in which the Portfolio may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws.  An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Derivatives

Buying Call and Put Options.  The Portfolio may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of a security that the Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolio may purchase put options.  By buying a put, the Portfolio has the right to sell a security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  The Portfolio may write up to 90% in put options on equity and, to a limited extent, debt securities and indices, for hedging or non-hedging purposes.  The Portfolio may also write more than 5% on covered call options on equity and debt securities and indices.  In the case of call options, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by the Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolio may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Portfolio.  The Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered in to a closing purchase transaction.

As a writer of an option, the Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Portfolio to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Portfolio’s ability to close out the option it has written.

The Portfolio may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio will own the underlying securities.  Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When the Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit the Portfolio to use cash or proceeds from the investments.  If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, the Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

Writing Over-The-Counter (“OTC”) Options.  To a limited extent, the Portfolio may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the SEC has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities, and therefore are subject to the SEC limitations on investments in illiquid securities.

Futures Contracts.  The Portfolio may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, the Portfolio may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  The Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Portfolio’s total assets.

To the extent the Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although the Portfolio may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of the Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps

The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e.; the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk − that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Distressed Investments

The Portfolio may invest up to 15% of its total assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings).  These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness.  There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities.  Financially distressed securities involve considerable risk that can result in substantial or even total loss on the Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities.  These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings.  Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims.  These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities.  In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser.  To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.  The Portfolio may invest up to 20% of its total assets at the time of purchase in these securities to maintain liquidity.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and banker’s acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% are considered high.  The Portfolio expects to have a turnover rate between 50% and 75% during the first year of operation.

Management of the Fund and the Portfolio

Board of Directors/Board of Trustees
The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act.  The Directors are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Maryland in this regard.  The Trustees are fiduciaries for the Portfolio’s shareholders and are governed by the laws of the State of Delaware in this regard.  Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio.  The Board has appointed Jay Kesslen as its Anti-Money Laundering Officer. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 16 New Broadway, Sleepy Hollow, New York, 10591.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee

John J. Sullivan (76) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 7 years	Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999).	18	Director, The Kinetics Funds (a private investment company) (2003 to Present)
Steven T. Russell (43) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 7 years	Attorney and Counselor at Law, Partner, Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	18	N/A
Douglas Cohen C.P.A. (45) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 7 years	Sunrise Credit Services, Inc. (2005-Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to present); Leon D. Alpern & Co. (1985 to 1997).	18	Director, The Kinetics Funds (a private investment company) (1996 to Present)

William J. Graham (46) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 7 years	Attorney, William J. Graham, PC (2001 to present); Bracken & Margolin, LLP (1997 to 2001).	18	N/A

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee

Joseph E. Breslin (53) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 7 years	Chief Operating Officer, Central Park Credit Holdings, (2007 – Present) Chief Operating Officer, Aladdin Capital Management (2005-2007); Independent Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003).	18	Director, AIP Funds

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee

Murray Stahl* (54) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, Secretary	Indefinite/ 7 years	Chairman, The FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities.); Chairman Horizon Asset Management, Inc. (an investment adviser) (1994 to present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (2002 to present).	18	Chairman of Horizon Asset Management; Chairman of FRMO Corporation

Peter B. Doyle* (45) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, President & Chairman of the Board	Indefinite/ 5 years	President, Kinetics Asset Management (2002 to present); Director, Kinetics Advisers, LLC (2000 to Present), Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present).	18	Director, The Kinetics Funds (a private investment company) (2001 to present); Director and Officer of FRMO Corporation

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee

Leonid Polyakov* (48) 16 New Broadway Sleepy Hollow, NY 10591	Director/Trustee & Treasurer	Indefinite/ 5 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present) Vice President, JP Morgan (1997 to 2000).	18	Director, The Kinetics Funds (a private investment company) (2001 to present)

 *Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
**The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen* William J. Graham Steven T. Russell John J. Sullivan	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Fund/Portfolio.	The Committee met 2 times during the year ended December 31, 2007.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan
Responsible for (1) monitoring the valuation of the Portfolio’s securities and other investments; and (2) as required by the Portfolio’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met 2 during the year ended December 31, 2007.

*	Designates the Chairperson of the respective Committee.

Board Interest in the Fund

As of December 31, 2007, the Directors/Trustees owned the following amounts in the Fund and in all the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	None	None
Douglas Cohen, C.P.A.	None	$10,001 - $50,000
William J. Graham	None	None
Joseph E. Breslin	None	over $100,000
John J. Sullivan	None	None
INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	None	$50,001 - $100,000
Leonid Polyakov	None	over $100,000
Peter B. Doyle	None	over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive, effective January 1, 2007 an aggregate fee of $19,000 per year and $2,500 per Board meeting attended with an additional $1,500 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  Prior to January 1, 2007, the Independent Directors/Independent Trustees received an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) received an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Fund or the Portfolio except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2007.

Compensation Table

Name and Position	Aggregate Compensation From Fund/Portfolio***	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors/Trustees**
Murray Stahl* Director/Trustee	None	None	None	None

Peter B. Doyle* Director/Trustee	None	None	None	None

Leonid Polyakov* Director/Trustee	None	None	None	None

Steven T. Russell Independent Director/ Independent Trustee	None	None	None	$36,500
Douglas Cohen, CPA Independent Director/ Independent Trustee	None	None	None	$41,500
William J. Graham Independent Director/ Independent Trustee	None	None	None	$36,500
Joseph E. Breslin Independent Director/ Independent Trustee	None	None	None	$41,500
John J. Sullivan Independent Director/ Independent Trustee	None	None	None	$36,500

*	“Interested person” as defined under the 1940 Act.
**	Includes compensation paid by Kinetics Portfolios Trust.
***	The Multi-Disciplinary Fund/Portfolio had not commenced operations as of December 31, 2007.

Control Persons and Principal Holders of Securities

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Please note that since the Fund had not commenced operations prior to the date of this SAI, no information is available.

Management Ownership

As of January 31, 2008, the officers and/or Directors of the Fund did not own any outstanding shares of the Fund.

Proxy Voting Policies

The Trust, on behalf of the Portfolio, has delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolio, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, Institutional Shareholder Service (ISS), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  A summary of ISS’s guidelines is attached as Appendix B.

ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS’s recommendations.

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

The Board of the Trustees of the Trust, on behalf of the Portfolio, approved an advisory contract (the “Advisory Agreement”) with Kinetics.  This Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio.  In either event, it must also be approved by a majority of the Trustees of the Portfolio who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees.  The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.  Ultimate decisions as to the Portfolio’s investment policies are made by the Portfolio’s officer and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the securities portfolio and recommending to the Portfolio to what extent securities should be purchased or sold. Pursuant to the Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolio;

(2)	makes specific recommendations based on the Portfolio’s investment requirements; and

(3)	pays the salaries of those of the Portfolio’s employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Portfolio will be available in the Funds’ annual report to shareholders dated December 31, 2007.

Advisory Fees

For the above advisory services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio’s average daily net assets.  All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolio and are payable monthly.

Kinetics has also entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below.  The Fund and/or Portfolio pays all other expenses, including:

·	fees and expenses of directors not affiliated with the Adviser;
·	legal and accounting fees;
·	interest, taxes, and brokerage commissions; and
·	record keeping and the expense of operating its offices.

Portfolio Managers

Mr. Murray Stahl
Murray Stahl serves as lead portfolio manager for the Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	4	$5.9 Billion	0	$0
Other Pooled Investment Vehicles	11	$7.2 Billion	0	$0
Other Accounts	8	$5.6 Billion	8	$5.6 Billion

Mr. Paul Berman
Paul Berman serves as co-portfolio manager for the Portfolio.  The following provides information regarding other accounts managed by Mr. Berman as of December 31, 2007.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$55.8 Million	1	$55.8 Million
Other Accounts	0	$0	0	$0

As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Fund.

Compensation

Portfolio Managers are compensated with a base salary and bonus. The base salary is a fixed amount. Bonuses are subjective and are not tied to performance of the Funds, but instead are based on amount and quality of work. The Portfolio Managers also have access to a 401(k) retirement plan (to which the Adviser may make pretax contributions). Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest.

The Adviser’s portfolio managers are responsible for managing the Portfolio, as well as other accounts. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons.  The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Fund under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Fund.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2009.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Fund.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Fund and the Portfolio.  The Administrator is entitled to receive annual fees of 0.04% based on the Fund’s first $1 billion in average net assets and 0.02% on the balance, plus out-of-pocket expenses, which are payable monthly.  U.S. Bancorp also serves as the Fund’s accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolio’s dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

·	establish and maintain shareholders’ accounts and records;
·	process purchase and redemption transactions;
·	process automatic investments of client account cash balances;
·	answer routine client inquiries regarding the Portfolio;
·	assist clients in changing dividend options, account designations, and addresses; and
·	providing such other services as the Portfolio may reasonably request.

Distributor

Kinetics Funds Distributor, Inc., 16 New Broadway, Sleepy Hollow, New York 10597, is the distributor of the Fund’s shares.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, and an affiliate of the Adviser.

Distribution Plans

The Company, on behalf of the Fund, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.

The Plan for the Advisor Class A shares is a “reimbursement” plan that provides the Company the ability to use assets of the Fund to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Fund to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan.

Activities covered by the Plans include:

·	the advertising and marketing of shares of the Fund covered by the Plans;
·	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
·	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Custodian

U.S. Bank N.A. (“U.S. Bank”) with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, is custodian for the securities and cash of the Portfolio.  Under a Custody Agreement, U.S. Bank holds the Portfolio’s assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives an annual fee equal to 0.005% of the Portfolio’s market value with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of such shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics,  KFD and the Adviser have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

Valuation of Shares

Shares of the Fund are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Fund.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio’s equity securities are valued each day at the last quoted sales price on the securities’ principal exchanges.  If there is no sales price, a security is valued at the last reported bid price.  The Portfolio’s securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Board of Trustees.

The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

The NAV per share of each Class of shares of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) attributable to that Class by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class)- (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Because the Fund has not yet commenced operations, there is no NAV of shares as of the fiscal year ended December 31, 2007.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect market value, market prices as determined above will be used.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

Portfolio Holdings Information

The Company, on behalf of the Fund, and the Trust, on behalf of the Portfolio, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund and the Portfolio.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund and the Board of Trustees of the Trust on behalf of the Portfolio.  Disclosure of the Fund’s/Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund and the Portfolio under the following circumstances:

·
twenty calendar days after the end of each calendar month, the Adviser posts (a) the top fifteen (15) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

·
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund/Portfolio) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator, U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.  Shares of the Fund are sold at their NAV plus any applicable sales charge.  Except for the Fund itself (through KFD), only investment dealers that have an effective selling agreement with the Fund are authorized to sell shares of the Fund.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all New Account Application Forms.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Fund are sold with maximum front-end sales charge of 5.75%.  Using a hypothetical NAV per share, the maximum offering price of the Fund’s Advisor Class A Shares would be as follows:

	Net Asset Value	Maximum Sales Charge	Offering Price to Public
Multi-Disciplinary Fund	$10.00	5.75%	$10.61

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

·	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
·	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
·	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFD, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities, employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Fund are sold at their NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

·	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
·	signing a 13-month letter of intent
·	using the reinvestment privilege
·	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of the Fund, the purchases will be added together with the amount already invested in the Fund.  For example, if a shareholder already owns shares of the Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform the Fund in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted, however.

Reinvestment Privilege   If Advisor Class A shares of the Fund have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge.  Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases   Another way to reduce the sales charge is to combine purchases made at the same time in the Fund and one or more other funds offered by the Company that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of the Fund, and $70,000 in Advisor Class A shares of another fund, the sales charge would be lower.  Investors should inform the Fund in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases  Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Exchange Privilege

Shareholders may exchange shares of the Fund for shares of any other fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short- or long-term capital gains or losses on the exchange.  An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

·	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

·	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for the Fund involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares, and Advisor Class C shares for Advisor Class C shares.  However, any share Class of the Fund may exchange into and out of the No Load Class of the Company’s Government Money Market Fund.

NOTE:  The Fund may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Fund, or (b) participate in sales programs sponsored by the Fund.  In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Fund may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

·	the shareholder’s name,
·	the name of the Fund;
·	the account number;
·	the share or dollar amount to be redeemed; and
·	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

·	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);
·	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
·	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
·	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  The Fund is not designed for short-term traders.

For these reasons, the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days.  These fees will be paid to the Fund to help offset transaction costs.  The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed using the current NAV of those shares.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or their affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

Brokerage

The Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available.  The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, without providing any direct monetary benefit to the Portfolio from these transactions.  The Adviser believes that most research services obtained by them generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of the Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker.  The Adviser usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Fund (“selling brokers”) pursuant to policies adopted by the Company’s Board of Directors.  These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Fund’s shares as a factor in selecting executing brokers for the Fund, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Fund, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Fund’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for the Portfolio and other accounts managed by the Adviser.  If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts.  The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level.

Taxes

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the laws and regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Federal - General Information

The Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

The Fund invests all of its assets in and derives all of its income from the corresponding master portfolio, which is treated as a partnership for federal tax purposes, and the Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests.  For purposes of the Income and Diversification Requirements, the Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of the master portfolio’s assets.  Thus, the Fund’s ability to satisfy the Income and Diversification Requirements depends upon the character of the master portfolio’s income and assets.  The master portfolio intends to invest its assets so that the Fund investors will satisfy the Income and Diversification Requirements.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.  The Fund intends to comply with this distribution requirement.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund could be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to the Fund and may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the master portfolio invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 serves as the Fund’s independent registered public accounting firm.  Its services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default.  This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial  commitments in a timely manner.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality.  This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk.  Default is a real possibility.  This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that there are currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D”– A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

●  Amortization schedule-the larger the final maturity relative to other maturities, the      more likely it will be treated as a note; and

●  Source of payment-the more dependent the issue is on the market for its refinancing,      the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Appendix B

ISS 2007 USProxy Voting Guidelines Concise Summary

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Concise Summary of ISS 2007 Proxy Voting Guidelines
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

·	An auditor has a financial interest in or association with the company, and is therefore not independent,

·	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

·	Fees for non-audit services (“Other” fees) are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

·	Composition of the board and key board committees;

·	Attendance at board and committee meetings;

·	Corporate governance provisions and takeover activity;

·	Disclosures under Section 404 of Sarbanes-Oxley Act;

·	Long-term company performance relative to a market and peer index;

·	Extent of the director’s investment in the company;

·	Existence of related party transactions;

·	Whether the chairman is also serving as CEO;

·	Whether a retired CEO sits on the board;

·	Number of outside boards at which a director serves;

·	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

·	Attend less than 75 percent of the board and committee meetings without a valid excuse
(such as illness, service to the nation, work on behalf of the company);
·	Sit on more than six public company boards;
·	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

·
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

·	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;
·
The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

·	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
·	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
·	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
·	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
·	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

·	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

·	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
·	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
·	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

·	The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);
·
A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

·
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

·	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
·	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
·	The company fails to submit one-time transfers of stock options to a shareholder vote;
·	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
·	The company has backdated options (see “Options Backdating” policy);
·	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

·
Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

—	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
—	Serving as liaison between the chairman and the independent directors,
—	Approving information sent to the board,
—	Approving meeting agendas for the board,

—	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,
—	Having the authority to call meetings of the independent directors,

—	If requested by major shareholders, ensuring that he is available for consultation and direct communication;

·	Two-thirds independent board;
·	All-independent key committees;
·	Established governance guidelines;
·	The company does not under-perform its peers*.

*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).

Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

·	Long-term financial performance of the target company relative to its industry;
·	Management’s track record;
·	Background to the proxy contest;
·	Qualifications of director nominees (both slates);
·	Strategic plan of dissident slate and quality of critique against management;
·	Likelihood that the proposed goals and objectives can be achieved (both slates);
·	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

·	Shareholders have approved the adoption of the plan; or
·
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

·	No lower than a 20% trigger, flip-in or flip-over;
·	A term of no more than three years;
·	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
·
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

·
Valuation- Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

·	Market reaction- How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
·
Strategic rationale- Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

·
Negotiations and process- Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

·
Conflicts of interest- Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

·
Governance- Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company's performance, and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation
Poor Pay Practices
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

·	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);
·	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);
·	Huge bonus payouts without justifiable performance linkage or proper disclosure;
·	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);
·
Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

·	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);
·	Excessive severance provisions (e.g., including excessive change in control payments);
·	Change in control payouts without loss of job or substantial diminution of job duties;
·	Internal pay disparity;
·	Options backdating (covered in a separate policy); and

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

·	The total cost of the company’s equity plans is unreasonable;
·	The plan expressly permits the repricing of stock options without prior shareholder approval;
·	There is a disconnect between CEO pay and the company’s performance;

·	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or
·	The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

·	Director stock ownership guidelines with a minimum of three times the annual cash retainer.
·	Vesting schedule or mandatory holding/deferral period:
—	A minimum vesting of three years for stock options or restricted stock; or
—	Deferred stock payable at the end of a three-year deferral period.
·	Mix between cash and equity:
—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
·	No retirement/benefits and perquisites provided to non-employee directors; and
·
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

·	Purchase price is at least 85% of fair market value;
·	Offering period is 27 months or less; and
·	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

·	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);
·	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
·	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;
·	No discount on the stock price on the date of purchase, since there is a company matching contribution.

Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

·	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
·	Length of time of options backdating;
·	Size of restatement due to options backdating;
·	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;
·	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

·	The triggering mechanism should be beyond the control of management;
·	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;
·
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

9. Corporate Responsibility
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

·	The company is conducting animal testing programs that are unnecessary or not required by regulation;
·	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
·	The company has been the subject of recent, significant controversy related to its testing programs.

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

·	The existing level of disclosure on pricing policies;
·	Deviation from established industry pricing norms;
·	The company’s existing initiatives to provide its products to needy consumers;
·	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

·	New legislation is adopted allowing development and drilling in the ANWR region;
·	The company intends to pursue operations in the ANWR; and
·	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

·	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
·	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

·	The company does not maintain operations in Kyoto signatory markets;
·	The company already evaluates and substantially discloses such information; or,
·	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Off-shoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:

·	Past performance as a closed-end fund;
·	Market in which the fund invests;
·	Measures taken by the board to address the discount; and
·	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)	Articles of Incorporation

(1)	Articles of Amendment and Restatement.[1]

(2)	Articles of Amendment to Articles of Amendment and Restatement.[4]

(3)	Articles Supplementary.[4]

(4)	Articles Supplementary.[7]

(5)	Articles Supplementary.[9]

(6)	Articles Supplementary.[11]

(b)	Amended and Restated By-laws.[1]

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d)	Investment Advisory Agreements.

(1)
Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on April 30, 2002.

(2)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. incorporated by reference to Amendment No. 12 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2006.

(3)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(4)
Investment Subadvisory Agreement between Kinetics Asset Management, Inc. and Aqua Terra Asset Management LLC incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(5)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management Inc. incorporated by reference to Amendment No. 17 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on February 8, 2008.

(e)	Underwriting Contracts

(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000.[4]

(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000.[4]

(3)	Schedule A dated December 9, 2005to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000.[7]

(4)	Schedule A dated March 5, 2007 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000.[10]

(5)	Schedule A dated December 6, 2007 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributors, Inc. dated September 15, 2000 – filed herewith.

(6)	Amendment dated December 15, 2005 to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc., and Quasar Distributors, LLC dated September 20, 2000.[7]

(7)	Second Amendment dated March 5, 2007 to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc., and Quasar Distributors, LLC dated September 20, 2000.[10]

(8)
Third Amendment dated December 6, 2007 to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000 – filed herewith.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Contract

(1)	Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.[10]

(2)	Amendment dated December 15, 2006 to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.[10]

(3)	Second Amendment dated March 5, 2007, to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.[10]

(4)	Third Amendment dated December 6, 2007 to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006 – filed herewith.

(h)	Other Material Contracts

(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(i)	Amendment dated December 15, 2005 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[7]

(ii)	Second Amendment dated June 16, 2006 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(iii)	Third Amendment dated December 15, 2006 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(iv)	Fourth Amendment dated March 5, 2007 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(v)	Fifth Amendment dated December 6, 2007 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(2)	Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005. [7]

(i)	First Amendment dated June 16, 2006 to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.[10]

(ii)	Second Amendment dated December 15, 2006 to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.[10]

(iii)	Third Amendment dated March 5, 2007 to Fund Accounting Servicing Agreementbetween Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.[10]

(iv)
Fourth Amendment dated December 6, 2007 to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005 – filed herewith.

(3)	Transfer Agent Servicing Agreementbetween Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(i)	First Amendment dated March 7, 2002 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(ii)	Second Amendment dated July 24, 2002 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(iii)	Third Amendment dated December 15, 2005 to Transfer Agent Servicing Agreementbetween Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[7]

(iv)	Fourth Amendment dated December 15, 2006 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(v)	Fifth Amendment dated March 5, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolio Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(vi)	Sixth Amendment dated December 6, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(vii)	Addendum dated June 6, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[10]

(viii)	Second Addendum dated July 17, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – filed herewith.

(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the No Load, Advisor Class A, B and C Shares.[8]

(i)	Schedule A dated February 23, 2004 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.[8]

(ii)	Schedule A dated December 9, 2005 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.[8]

(iii)	Schedule A dated March 5, 2007 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.[10]

(iv)	Schedule A dated December 6, 2007 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.– filed herewith.

(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the Institutional Share Class.[5]

(i)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated October 4, 2004.[5]

(ii)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated April 22, 2005.[5]

(iii)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated April 27, 2006.[8]

(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.[1]

(7)	Power of Attorney.[3]

(i)	Legal Opinions.

(1)	Legal opinion dated October 4, 2004.[4]

(2)	Legal opinion dated January 31, 2006.[7]

(3)	Legal opinion dated April 10, 2007.[9]

(4)	Legal opinion dated November 16, 2007.[11]

(j)	Other Opinions.

(1)	Consent of Counsel – filed herewith.

(2)	Consent of Auditors – filed herewith.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Understanding.[1]

(m)	Rule 12b-1 Plans.

(1)	Retail Distribution Plan for Advisor Class A Shares (12b-1 Plan) – filed herewith.

(2)	Retail Distribution Plan for Advisor Class B Shares (12b-1 Plan). [8]

(3)	Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan) – filed herewith.

(n)	Rule 18f-3 Plan– filed herewith.

(o)	Reserved.

(p)	Code of Ethics.[8]

1 Filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.

2 Filed April 26, 2001 with Post-Effective Amendment No. 8 to the Registration Statement.

3 Filed April 30, 2003 with Post-Effective Amendment No. 11 to the Registration Statement.

4 Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

5 Filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.

6 Filed November 1, 2005 with Post-Effective Amendment No. 19 to the Registration Statement.

7 Filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.

8 Filed May 1, 2006 with Post-Effective Amendment No. 23 to the Registration Statement.

9 Filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.

10 Filed June 29, 2007 with Post-Effective Amendment No. 27 to the Registration Statement.

11 Filed November 16, 2007 with Post-Effective Amendment No. 28 to the Registration Statement.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Registrant is controlled by its Board of Directors.

ITEM 25.	INDEMNIFICATION

Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, Inc.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company.  With respect to Kinetics Funds Distributor, Inc, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Each of Kinetics Asset Management, Inc. and Aqua Terra Asset Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers and the Sub-Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 27.	PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, Inc. ("KFDI"), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of KFDI are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, Inc.	Positions and Offices with Registrant
Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591	CFO & President	Director/Trustee, Treasurer

(c) None.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accounting servicing agent, administrator and transfer agent	U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management, Inc 16 New Broadway Sleepy Hollow, NY 10591
Registrant’s custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

ITEM 29.	MANAGEMENT SERVICES:
Not applicable.

ITEM 30.	UNDERTAKINGS:
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Kinetics Mutual Funds, Inc. certified that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Sleepy Hollow and State of New York, on the 8th day of February, 2008.

KINETICS MUTUAL FUNDS, INC.

             /s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on February 8, 2008.

NAME	TITLE
Peter B. Doyle*	President, Chairman of the Board
Peter B. Doyle

Douglas Cohen*	Director
Douglas Cohen

William J. Graham*	Director
William J. Graham

Steven T. Russell*	Director
Steven T. Russell

MurrayStahl*	Director and Secretary
MurrayStahl

Joseph E. Breslin*	Director
Joseph E. Breslin

/s/Leonid Polyakov
Leonid Polyakov	Director and Treasurer

John J. Sullivan*	Director
John J. Sullivan

* By /s/Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed on April 30th, 2003.

Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Sleepy Hollowand State of New York, on the 8th day of February, 2008.

KINETICS PORTFOLIOS TRUST

         /s/ Peter B. Doyle*
Peter B. Doyle,
President and Chairman of the Board

* By /s/Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 11 to the Registration Statement filed on April 30th, 2003.

EXHIBIT INDEX

Exhibit No.
Schedule A dated December 6, 2007 to Distribution Agreement	EX.99.e.5
Third Amendment to Sub-Distribution Agreement	EX.99.e.8
Third Amendment to Custody Agreement	EX.99.g.4
Third Amendment to Fund Administration Servicing Agreement	EX.99.h.1.iii
Fifth Amendment to Fund Administration Servicing Agreement	EX.99.h.1.v
Fourth Amendment to Fund Accounting Servicing Agreement	EX.99.h.2.iv
First Amendment to Transfer Agent Servicing Agreement	EX.99.h.3.i
Second Amendment to Transfer Agent Servicing Agreement	EX.99.h.3.ii
Sixth Amendment to Transfer Agent Servicing Agreement	EX.99.h.3.vi
Second Addendum to Transfer Agent Servicing Agreement	EX.99.h.3.viii
Schedule A dated December 6, 2007 to Shareholder Servicing Agreement	EX.99.h.4.iv
Consent of Legal Counsel	EX.99.j.1
Consent of Auditors	EX.99.j.2
Rule 12b-1 Plan – Class A Shares	EX.99.m.1
Rule 12b-1 Plan – Class C Shares	EX.99.m.3
Rule 18f-3 Plan – Multiple Class Plan	EX.99.n